[INVSTORS BANK & TRUST COMPANY LETTERHEAD]



February 6, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:             M Fund, Inc.
                1933 Act File No.  33-95472
                1940 Act File No.  811-9082

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of M Fund, Inc. (the "Company"), please accept this letter as certfication that the prospectus and statement of additional information for the Company dated February 1, 2002, do not differ from that contained in Post-Effective Amendement No. 9 (the "Amendment") to the Company's Registration Statement on Form N-1A. This Amendment was filed electronically on December 28, 2001.

Please do not hesitate to contact the undersigned at (617) 937-1940 if you have any questions.

Very truly yours,


/s/ John M. DelPrete
--------------------
John M. DelPrete